Note 12 - Other Income and Other Expense	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]

Note 12. Other Income and Other Expense

(in thousands)

The following is a detail of the major income classifications that are included in other income under non-interest income on the income statement for the year ended December 31:

Other Income	2023	2022	2021

BOLI insurance	$483	$444	$517
Mortgage loan origination income	306	652	1,305
Other income	1,708	1,625	1,208

Total Other income	$2,497	$2,721	$3,030

The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the years ended December 31:

Other Expense	2023	2022	2021

Advertising	$566	$610	$573
Office supplies	1,020	1,016	1,007
Professional fees	1,137	1,144	1,039
FDIC and state assessment	934	830	879
Technology expense	438	441	520
Postage and freight	584	588	618
Loan collection expense	73	28	89
Other losses	524	442	295
Debit card/ATM expense	890	799	733
Other expenses	3,593	3,169	3,086

Total Other Expense	$9,759	$9,067	$8,839